Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carrying forward		¥ 143,608	¥ 150,777
Allowance for credit losses		252,569	238,613
Payroll and accrued expenses		3,993	3,993
Long-term equity investment impairment		79,324	76,896
Intangible assets	[1]	15,638	17,408
Accounts payable written off		(96,984)	(96,984)
Gross deferred tax assets		398,148	390,703
Less: valuation allowance		(398,148)	(390,703)
Net deferred tax assets

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.